CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 40,934	$ 64,773
Restricted cash	5,100	5,000
Short-term and restricted bank deposits	84,817	1,416
Short-term marketable securities and accrued interest	449
Trade receivables (net of allowance of $548 and $570 at December 31, 2020 and 2019, respectively)	34,518	27,501
Other receivables and prepaid expenses	8,631	5,626
Inventories	29,193	28,275
Total current assets	203,642	132,591
LONG-TERM ASSETS:
Long-term and restricted bank deposits	94	694
Long-term marketable securities and accrued interest	54,895
Deferred tax assets	12,081	20,466
Operating lease right-of-use assets	25,430	29,688
Severance pay funds	20,597	19,370
Total long-term assets	113,097	70,218
PROPERTY AND EQUIPMENT, NET	4,593	4,392
INTANGIBLE ASSETS, NET	569	901
GOODWILL	36,222	36,222
Total assets	358,123	244,324
CURRENT LIABILITIES:
Current maturities of long-term bank loans	1,200	2,473
Trade payables	6,984	6,628
Other payables and accrued expenses	28,531	24,692
Short-term royalty buyout liability (Note 11b)	11,684	10,750
Deferred revenues	37,182	33,538
Short-term operating lease liabilities	9,178	8,579
Total current liabilities	94,759	86,660
LONG-TERM LIABILITIES:
Accrued severance pay	21,830	20,313
Long-term bank loans, net of current maturities		1,200
Long-term royalty buyout liability (Note 11b)		10,749
Deferred revenues and other liabilities	12,243	9,831
Long-term operating lease liabilities	19,436	23,097
Total long-term liabilities	53,509	65,190
COMMITMENTS AND CONTINGENT LIABILITIES (Note 11)
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares as of December 31, 2020 and 2019; Issued: 62,489,428 and 59,040,697 shares as of December 31, 2020 and 2019, respectively; Outstanding: 33,017,814 and 29,569,083 shares as of December 31, 2020 and 2019, respectively	105	94
Additional paid-in capital	362,164	265,372
Treasury stock at cost - 29,471,614 shares as of December 31, 2020 and 2019	(137,793)	(137,793)
Accumulated other comprehensive income	1,772
Accumulated deficit	(16,393)	(35,199)
Total shareholders' equity	209,855	92,474
Total liabilities and shareholders' equity	$ 358,123	$ 244,324